Provisions (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Disclosure of other provisions [line items]
As of beginning		$ 114,190		$ 124,701
Inflation adjustment		(42,918)		(50,349)
Increases	[1]	89,137		86,906
Recovery	[1]	(36,839)		(21,707)
Used during the year		8,046		25,222
Others		(323)	[2]	(139)
As of end		115,201		114,190
Non-current		72,184		62,713
Current		43,017		51,477
Total		115,201		114,190
Labor, legal and other claims [Member]
Disclosure of other provisions [line items]
As of beginning		113,867
Inflation adjustment		(42,918)
Increases	[1]	89,137
Recovery	[1]	(36,839)
Used during the year		8,046
Others	[2]
As of end		115,201		113,867
Investments in associates [Member]
Disclosure of other provisions [line items]
As of beginning	[2]	323
Inflation adjustment	[2]
Increases	[1],[2]
Recovery	[1],[2]
Used during the year	[2]
Others	[2]	(323)
As of end	[2]			$ 323

[1]	The charge to increase and recovery provisions has been charged within the line "Other operating results, net", in the Statement of Comprehensive Income (Note 27).
[2]	Corresponds to investments in associates with negative equity. (Note 8)